RiskPro PFG Aggressive 30+ Fund
FUND SUMMARY - RISKPRO® PFG AGGRESSIVE 30+ FUND
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro PFG Aggressive 30+ Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro PFG Aggressive 30+ Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.82%	[2]
Total Annual Fund Operating Expenses	2.94%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro PFG Aggressive 30+ Fund | Class R | USD ($)	297	910

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in mutual funds and exchanged-traded funds with each Underlying Fund investing primarily in U.S. and international equity securities of varying market capitalizations, in order to obtain exposure to the broad global equity market.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund’s investments are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds), liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the maximum range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro® estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors should consider investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms® take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

There is no limit on the Fund’s maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in Underlying Funds and the securities held by the Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Underlying Funds. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the ability of Underlying Funds’ to sell their bonds. The lack of a liquid market for these bonds could decrease the share price of the Underlying Funds, which would, in turn, decrease the Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results or that the Fund will achieve its investment objective.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As the Fund principally invests in Underlying Funds, a higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro PFG 30+ Fund
FUND SUMMARY - RISKPRO® PFG 30+ FUND
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro PFG 30+ Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro PFG 30+ Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.82%	[2]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro PFG 30+ Fund | Class R | USD ($)	285	874

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Massachusetts Financial Services Company (d/b/a/ MFS Investment Management) (“MFS”), under normal market circumstances (“MFS Underlying Funds”).

In selecting MFS Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by MFS and the Adviser’s proprietary investment analysis. MFS’ research services include information and analysis about MFS’ approach to security selection for the MFS Underlying Funds.

In reviewing and implementing the information provided by MFS, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in MFS Underlying Funds that invest in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in MFS Underlying Funds that invest in liquid alternative/specialty securities or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities and cash equivalents varies.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund’s maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in MFS Underlying Funds and the securities held by the MFS Underlying Funds

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the MFS Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease the MFS Underlying Funds’ share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in MFS Underlying Funds, higher portfolio turnover within the MFS Underlying Funds will result in higher transactional and brokerage costs for the MFS Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Underlying Funds Risk. MFS Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the MFS Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the MFS Underlying Funds is subject to its own investment strategy-specific risks.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro 30+ Fund
FUND SUMMARY - RISKPRO® 30+ FUND
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro 30+ Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro 30+ Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.75%	[2]
Total Annual Fund Operating Expenses	2.87%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro 30+ Fund | Class R | USD ($)	290	889

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the broad U.S. equity market.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund’s investments are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international equities, fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds), liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund’s maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell itsbonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro Aggressive 30+ Fund
FUND SUMMARY - RISKPRO® AGGRESSIVE 30+ FUND
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro Aggressive 30+ Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro Aggressive 30+ Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	1.08%	[2]
Total Annual Fund Operating Expenses	3.20%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro Aggressive 30+ Fund | Class R | USD ($)	323	986

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in the SA Funds – Investment Trust (“Loring Ward Underlying Funds”), a family of mutual funds managed by LWI Financial Inc. (“Loring Ward”).

In selecting Loring Ward Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by Loring Ward. The research provided by Loring Ward includes information and analysis that focuses on asset class investing. Asset classes are groups of securities with similar risk characteristics, like small company stocks, large company stocks and international bonds. Asset class investing attempts to capture the performance of a specific market segment, unlike index investing that attempts to replicate the performance of an index. Loring Ward’s research may exclude certain types of securities, such as highly regulated utilities, REITs, or recent IPOs where Loring Ward believes such securities are not likely to perform consistent with the broad factors driving those asset classes.

With respect to the overall asset allocation of the Fund, the Adviser invests in Loring Ward Underlying Funds without regard to market capitalization, style, sector, or country exposure; and fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in Loring Ward Underlying Funds that invest in liquid alternative/specialty securities or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser, and unaffiliated with Loring Ward. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

Loring Ward Underlying Funds’ investment philosophy are not considered aggressive growth, however the Adviser’s investment management overlay intends to pursue an aggressive growth strategy. As a result, there is no limit on the Fund’s maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The following risks apply to the Fund through its investments in Loring Ward Underlying Funds and the securities held by Loring Ward Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Loring Ward Underlying Funds' ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Loring Ward Underlying Fund's share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager's judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager's judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Loring Ward Underlying Funds, higher portfolio turnover within the Loring Ward Underlying Funds will result in higher transactional and brokerage costs for the Loring Ward Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund's maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro's® estimate of the Fund's maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Loring Ward Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Loring Ward Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Loring Ward Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Loring Ward Fund. Further, the Fund's concentration in investing at least 80% of the Fund's assets in Loring Ward Underlying Funds, under normal market circumstances, increases the Fund's investment risk.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro Dynamic 0-10 Fund
FUND SUMMARY - RISKPRO® DYNAMIC 0-10 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 10%, over a forward-looking rolling 12-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro Dynamic 0-10 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro Dynamic 0-10 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses	2.67%	[2]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro Dynamic 0-10 Fund | Class R | USD ($)	270	829

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services will include information and analysis about the Underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in PIMCO Underlying Funds that invest primarily in fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in PIMCO Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; liquid alternative/specialty securities; and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. In selecting Underlying PIMCO Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 10%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying PIMCO Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro Dynamic 15-25 Fund
FUND SUMMARY - RISKPRO® DYNAMIC 15-25 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 25%, over a forward-looking rolling 12-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro Dynamic 15-25 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro Dynamic 15-25 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.60%
Total Annual Fund Operating Expenses	2.72%	[2]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro Dynamic 15-25 Fund | Class R | USD ($)	275	844

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), under normal circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services include information and analysis about the underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

The Adviser invests in PIMCO Underlying Funds that invest primarily in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest in PIMCO Underlying Funds that invest in liquid alternative/specialty securities and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. In selecting Underlying PIMCO Funds, the Adviser may also utilize information regarding a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for selecting the PIMCO Funds and other securities in which the Fund invests. PIMCO is not the adviser or sub-adviser to the Fund.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 25%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a PIMCO Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying PIMCO Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro Dynamic 20-30 Fund
FUND SUMMARY - RISKPRO® DYNAMIC 20-30 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling 12-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro Dynamic 20-30 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro Dynamic 20-30 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.60%	[2]
Total Annual Fund Operating Expenses	2.72%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro Dynamic 20-30 Fund | Class R | USD ($)	275	844

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks; and the Fund defines fixed-income securities as debt instruments of any type and Underlying Funds that invest primarily in debt instruments. The Underlying Funds invest in equity securities without regard to market capitalization, style, sector, or country exposure; and in fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro PFG Balanced 20-30 Fund
FUND SUMMARY - RISKPRO® PFG BALANCED 20-30 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling twelve-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro PFG Balanced 20-30 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro PFG Balanced 20-30 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	2.69%	[2]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro PFG Balanced 20-30 Fund | Class R | USD ($)	272	835

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity and/or fixed-income securities, to obtain exposure to the U.S. broad equity and fixed income markets.

Under normal circumstances, the Adviser intends to invest at least 25% of the Fund’s assets in domestic equity securities without regard to market capitalization, style or sector, and at least 25% of the Fund’s assets in fixed income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds). The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks; and the Fund defines fixed-income securities as debt instruments of any type and Underlying Funds that invest primarily in debt instruments. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro PFG Equity 30+ Fund
FUND SUMMARY - RISKPRO® PFG EQUITY 30+ FUND
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro PFG Equity 30+ Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro PFG Equity 30+ Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.23%	[2]
Total Annual Fund Operating Expenses	2.35%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro PFG Equity 30+ Fund | Class R | USD ($)	238	733

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in U.S. equity securities of varying market capitalizations, in order to obtain exposure to the U.S. broad equity market.

Under normal circumstances, the Adviser invests at least 80% of the Fund’s net assets plus any amounts of borrowing in equity securities. The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks. The Fund’s investments in the preceding market capitalizations groups are made without regard to style or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in international securities, fixed-income securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund’s maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%.

The Adviser takes a strategic approach to investing, and intends to maintain a reasonably aggressive allocation of investments, under normal market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds; ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro PFG Global 30+ Fund
FUND SUMMARY - RISKPRO® PFG GLOBAL 30+ FUND
Investment Objective:
The Fund seeks aggressive growth.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro PFG Global 30+ Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro PFG Global 30+ Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.95%	[2]
Total Annual Fund Operating Expenses	3.07%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro PFG Global 30+ Fund | Class R | USD ($)	310	948

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in global equity securities in order to obtain exposure to the global broad equity market, as defined by the MSCI All Country World Index.

Under normal circumstances, the Adviser intends to invest at least 40% (or 30% if conditions are not favorable) of the Fund’s net assets plus any amounts of borrowing in securities of non-U.S. issuers. The Fund defines global equity securities as stocks of foreign entities and Underlying Funds that invest primarily in stocks of foreign entities. The Fund’s investments in the preceding securities are made without regard to country, style, or sector exposure. The Adviser may also invest a portion of the Fund’s assets in Underlying Funds that invest in fixed-income securities, liquid alternative/specialty securities, or cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

For this Fund, there is no limit on the Fund’s maximum annual volatility. That is, as estimated by RiskPro, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%.

The Adviser takes a strategic approach to investing, and under normal market circumstances, does not intend to adjust the Fund’s investments and/or asset allocation, in any substantial manner, in response to changes in the market.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund which pursues a more conservative strategy.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro Tactical 0-30 Fund
FUND SUMMARY - RISKPRO® TACTICAL 0-30 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 30%, over a forward-looking rolling 12-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro Tactical 0-30 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro Tactical 0-30 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.80%	[2]
Total Annual Fund Operating Expenses	2.92%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro Tactical 0-30 Fund | Class R | USD ($)	295	904

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Meeder Investment Management (“Meeder”), under normal circumstances (“Meeder Underlying Funds”).

In selecting Meeder Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by Meeder. The research provided by Meeder will include information and analysis about the Meeder Tactical Strategy, an investment strategy that assesses the risk-reward relationship of the stock market and the changing interest rate and credit environments on various asset classes, including stocks, bonds and cash equivalents.

The Adviser invests in Meeder Underlying Funds that invest primarily in equity securities without regard to market capitalization, style, sector, or country exposure; and fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high-yield bonds (also known as junk bonds). The Fund may also invest in Meeder Underlying Funds that invest in liquid alternative/specialty securities and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary. The Fund may also invest in mutual funds other than Meeder Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 30%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a tactical approach to investing, actively changing the Fund’s investments and/or asset allocations, in an effort to take advantage of changes in the market.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Meeder Underlying Funds and the securities held by Meeder Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Meeder Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease a Meeder Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Meeder Underlying Funds, higher portfolio turnover within the Meeder Underlying Funds will result in higher transactional and brokerage costs for the Meeder Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Meeder Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Meeder Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Meeder Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Meeder Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Meeder Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro PFG Alternative 0-15 Fund
FUND SUMMARY - RISKPRO® PFG 0-15 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling 12-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro PFG Alternative 0-15 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro PFG Alternative 0-15 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	1.00%	[2]
Total Annual Fund Operating Expenses	3.12%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro PFG Alternative 0-15 Fund | Class R | USD ($)	315	963

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarilyin shares of mutual funds and exchange-traded funds (“Underlying Funds”), with each Underlying Fund investing primarily in fixed-income securities, issued by domestic and foreign corporations and government entities, of any maturity or credit quality including high yield bonds (also known as junk bonds) and/or liquid alternative/speciality securities.

The Adviser may also invest in Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; liquid alternative/specialty securities; and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/specialty securities, and cash equivalents will vary.

In selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 15%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.

RiskPro Alternative 0-15 Fund
FUND SUMMARY - RISKPRO® ALTERNATIVE 0-15 FUND
Investment Objective:
The Fund seeks to limit the maximum range of total returns to a gain or loss of less than 15%, over a forward-looking rolling twelve-month period.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page [__] of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	RiskPro Alternative 0-15 Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	RiskPro Alternative 0-15 Fund Class R
Management Fees	1.25%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%	[1]
Shareholder Servicing Fee	0.25%
Remaining Other Expenses	0.37%
Acquired Fund Fees and Expenses	1.02%	[2]
Total Annual Fund Operating Expenses	3.14%
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
RiskPro Alternative 0-15 Fund | Class R | USD ($)	317	969

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing more than 80% of the Fund’s assets in shares of mutual funds and exchange-traded funds managed by Pacific Investment Management Company LLC (“PIMCO”), under normal market circumstances (“PIMCO Underlying Funds”).

In selecting PIMCO Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by PIMCO. The research services include information and analysis about the underlying PIMCO Funds, near-term and medium-term projections of market and economic trends and the relative attractiveness of absolute return fixed income, equity long/short, equity market neutral, and managed futures strategies as well as the general fixed income and equity market sectors. These inputs are driven by PIMCO’s investment process in which top-down views informed by the firm’s cyclical and secular investment forums are complemented by bottom-up perspectives from sector specialists and analytic research.

In reviewing and implementing the information provided by PIMCO, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

• Technical Analysis: This method attempts to forecast future price movement by analyzing historical price patterns.

• Fundamental Analysis: This method is used to evaluate what a security’s intrinsic value should be by examining related economic, financial, and other qualitative and quantitative factors. The outcome of this analysis can then be compared to the security’s current value to determine if it is over or underpriced.

• Quantitative Analysis: This method analyzes historical price patterns and relationships between securities in an effort to create an optimal portfolio, which is the highest level of expected return for each level of risk.

Rather than using one of the above methods exclusively, the Adviser integrates the optimal elements of each method into a “Rational” decision-making model.

In addition to investing in PIMCO Underlying Funds that use liquid alternative strategies, the Adviser may also invest in PIMCO Underlying Funds that invest in equity securities of varying market capitalization, style, sector, and country exposure; fixed-income securities issued by domestic and foreign corporations and government entities of any maturity or credit quality including high yield bonds (also known as junk bonds); and cash equivalents. The percentage of the Fund’s net assets allocated to equities, fixed-income securities, liquid alternative/speciality securities, and cash equivalents will vary. In selecting PIMCO Underlying Funds, the Adviser may also use a model portfolio of PIMCO Funds provided at no charge by PIMCO, although the Adviser is solely responsible for determining the extent to which it uses this portfolio and for selecting the PIMCO Underlying Funds and other securities in which the Fund invests.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s® algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro® to manage the Fund’s volatility, with the goal of limiting the Fund’s maximum range of total returns, over a twelve month period, to a gain or loss of less than 15%. As a point of comparison, RiskPro estimates the gain or loss on the S&P 500, over a twelve-month period, could exceed more than 37%, based on its historical volatility. Consequently, the Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a dynamic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in PIMCO Underlying Funds and the securities held by PIMCO Underlying Funds.

• Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Risk. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the PIMCO Underlying Funds’ ability to sell their bonds. The lack of a liquid market for these bonds could decrease the PIMCO Underlying Fund’s share price.

• Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquid Alternative Securities Risk. These types of securities are defined as exhibiting low to modest correlation with traditional stock and bond investments. Risks within these types of investment include: rising correlations during periods of high volatility, which would limit their ability to dampen volatility; use of leverage within certain strategies may magnify gains or losses; during periods of sudden market losses, liquidity of these investment may be limited, thereby potentially magnifying losses.

• Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts.

• Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Portfolio Turnover Risk. As a Fund principally investing in PIMCO Underlying Funds, higher portfolio turnover within the PIMCO Underlying Funds will result in higher transactional and brokerage costs for the PIMCO Underlying Funds.

• RiskPro® Risk. While the Adviser utilizes RiskPro® to manage the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. There is no certainty that RiskPro’s® estimate of the Fund’s maximum annual range of total returns will be accurate.

• Sector Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

• Small Cap Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

• Underlying Funds Risk. The PIMCO Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the PIMCO Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the PIMCO Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each PIMCO Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in PIMCO Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.TPFG.com or by calling 1-888-451-TPFG.